COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	Jul. 31, 2008 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 22, 2017 CNY (¥)
Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted | $				$ 42.9
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim	¥ 102.0	¥ 2.7
Amount of claim against party		93.2			¥ 93.2
Payment for long-term purchase agreement deposit	95.6	95.6	¥ 95.6
Provision for doubtful accounts receivable	150.0	93.2			¥ 93.2
Loss Contingency, Damages Sought, Value	¥ 102.0	¥ 2.7